Pensions and Other Post-Employment Benefits - Summary of Post-Retirement Benefit Obligation Analysed by Membership Category (Detail) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of defined benefit plans [line items]
Post-retirement benefit obligation analysed by membership category	£ (19,785)	£ (19,654)	£ (16,119)
Post-retirement benefits [member]
Disclosure of defined benefit plans [line items]
Post-retirement benefit obligation analysed by membership category	1,496	1,693	1,387	£ 1,397
Active [member] | Post-retirement benefits [member]
Disclosure of defined benefit plans [line items]
Post-retirement benefit obligation analysed by membership category	514	594	499
Retired [member] | Post-retirement benefits [member]
Disclosure of defined benefit plans [line items]
Post-retirement benefit obligation analysed by membership category	981	£ 1,099	887
Deferred [member] | Post-retirement benefits [member]
Disclosure of defined benefit plans [line items]
Post-retirement benefit obligation analysed by membership category	£ 1		£ 1